Other Financial Assets	12 Months Ended
Dec. 31, 2021
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Other Financial Assets
6.	Other Financial Assets
Other financial assets as of December 31, 2020 and 2021 are as follows:

(In millions of won)	December 31, 2020		December 31, 2021
Current assets
Financial assets at fair value through profit or loss
Convertible securities	~~W~~	—	1,573
Derivatives(*1)		9,252	12,741

	W	9,252	14,314

Cash flow hedging derivatives
Derivatives(*2)	W	—	905

Financial assets at fair value through other comprehensive income
Debt instruments
Government bonds	~~W~~	24	27
Financial assets carried at amortized cost
Deposits	~~W~~	8,696	23,581
Short-term loans		28,491	22,518
Lease receivables		5,940	6,858

	~~W~~	43,127	52,957

	~~W~~	52,403	68,203

Non-current assets
Financial assets at fair value through profit or loss
Equity instruments	~~W~~	13,223	48,805
Convertible securities		2,377	1,185
Derivatives(*1)		111	52,871

	~~W~~	15,711	102,861

Financial assets at fair value through other comprehensive income
Debt instruments
Government bonds	~~W~~	48	21
Financial assets carried at amortized cost
Deposits	~~W~~	22,251	22,039
Long-term loans		13,899	19,939
Lease receivables		16,322	11,351

	~~W~~	52,472	53,329

	~~W~~	68,231	156,211

(*1)
Represents cross currency interest rate swap contracts and others entered into by the Group to hedge currency and interest rate risks with respect to foreign currency denominated borrowings and bonds. The contracts are not designated as hedging instruments.

(*2)	Represents forward exchange contracts entered into by the Group to hedge exchange rate risks with respect to forecast sales in foreign currency. The contracts are designated as hedging instruments.